OFS Credit Company, Inc.

Schedule of Investments

January 31, 2021

(unaudited)

Company and Investment	Effective Yield (3)	Initial Acquisition Date	Maturity (6)	Principal Amount	Amortized Cost	Fair Value (5)	Percent of Net Assets
Structured Finance (1) (2) (7)
Allegro CLO VII, Ltd.
Subordinated Notes	12.94%	2/14/2019	6/13/2031	$3,100,000	$2,321,568	$2,005,830	3.8%

Anchorage Capital CLO 1-R Ltd.
Subordinated Notes	16.92%	10/5/2018	4/13/2031	2,100,000	1,648,560	1,648,351	3.2

Apex Credit CLO 2020
Subordinated Notes	14.16%	11/16/2020	11/19/2031	6,170,000	5,330,953	5,421,191	10.4

Atlas Senior Loan Fund X Ltd.
Subordinated Notes	3.88%	10/5/2018	1/15/2031	5,000,000	3,187,867	1,971,545	3.8

Atlas Senior Loan Fund IX Ltd.
Subordinated Notes (4)	—%	10/5/2018	4/20/2028	1,200,000	584,177	272,008	0.5

Battalion CLO IX Ltd.
Income Notes	22.17%	10/10/2018	7/15/2031	1,079,022	707,046	712,873	1.4
Subordinated Notes	22.18%	10/10/2018	7/15/2031	1,770,978	1,160,347	1,170,025	2.2
				2,850,000	1,867,394	1,882,899	3.6
Battalion CLO XI Ltd.
Subordinated Notes	21.63%	3/20/2019	10/24/2029	5,000,000	3,941,993	4,044,094	7.8

BlueMountain Fuji U.S. CLO III, Ltd.
Subordinated Notes	20.31%	9/18/2019	1/15/2030	3,701,700	2,670,930	2,530,354	4.8

Crown Point CLO 4 Ltd.
Subordinated Notes	13.45%	3/22/2019	4/20/2031	5,000,000	3,968,270	3,443,032	6.6

OFS Credit Company, Inc.

Schedule of Investments

January 31, 2021

(unaudited)

Company and Investment	Effective Yield (3)	Initial Acquisition Date	Maturity (6)	Principal Amount	Amortized Cost	Fair Value (5)	Percent of Net Assets
Dryden 30 Senior Loan Fund
Subordinated Notes	2.91%	10/5/2018	11/15/2028	1,000,000	450,306	435,527	0.8

Dryden 38 Senior Loan Fund
Subordinated Notes	13.65%	10/5/2018	7/15/2030	2,600,000	1,687,109	1,615,337	3.1

Dryden 41 Senior Loan Fund
Subordinated Notes	15.72%	10/5/2018	4/15/2031	2,600,000	1,543,114	1,516,428	2.9

Dryden 53 CLO, Ltd.
Income Notes	18.79%	10/5/2018	1/15/2031	3,200,000	2,275,216	2,262,973	4.3
Subordinated Notes	23.24%	10/1/2019	1/15/2031	500,000	328,379	353,590	0.7
				3,700,000	2,603,594	2,616,563	5.0
Dryden 76 CLO, Ltd.
Subordinated Notes	17.90%	9/27/2019	10/20/2032	2,250,000	1,797,032	1,828,037	3.5

Elevation CLO 2017-7, Ltd.
Subordinated Notes	11.95%	10/5/2018	7/15/2030	4,750,000	3,238,480	2,861,782	5.5

Elevation CLO 2017-8, Ltd.
Subordinated Notes	10.22%	10/5/2018	10/25/2030	2,000,000	1,363,811	1,078,764	2.1

TCI-Flatiron CLO 2017-1, Ltd.
Subordinated Notes	19.45%	3/22/2019	5/15/2030	3,000,000	1,942,644	2,058,502	3.9

Flatiron CLO 18 Ltd.
Subordinated Notes	16.76%	10/5/2018	4/17/2031	4,500,000	3,567,522	3,614,683	7.0

Greenwood Park CLO, Ltd.
Subordinated Notes	12.77%	10/5/2018	4/15/2031	4,000,000	3,141,415	3,019,891	5.8

OFS Credit Company, Inc.

Schedule of Investments

January 31, 2021

(unaudited)

Company and Investment	Effective Yield (3)	Initial Acquisition Date	Maturity (6)	Principal Amount	Amortized Cost	Fair Value (5)	Percent of Net Assets
Halcyon Loan Advisors Funding 2018-1 Ltd.
Subordinated Notes	15.11%	3/20/2019	7/20/2031	3,000,000	2,232,402	1,853,757	3.5

HarbourView CLO VII-R, Ltd.
Subordinated Notes (4)	—%	10/5/2018	11/18/2026	3,100,000	1,886,533	145,380	0.3

Madison Park Funding XXIII, Ltd.
Subordinated Notes	16.93%	10/5/2018	7/27/2047	4,000,000	2,917,048	2,780,617	5.3

Madison Park Funding XXIX, Ltd.
Subordinated Notes	18.81%	12/22/2020	10/18/2047	1,000,000	756,240	763,577	1.5

Marble Point CLO X Ltd.
Subordinated Notes	5.26%	10/5/2018	10/15/2030	7,000,000	4,707,136	3,264,981	6.2

Marble Point CLO XI Ltd.
Income Notes	3.06%	10/5/2018	12/18/2047	1,500,000	1,107,687	694,649	1.3

MidOcean Credit CLO VII Ltd.
Income Notes (4)	—%	3/20/2019	7/15/2029	3,275,000	1,901,335	1,252,985	2.4

MidOcean Credit CLO VIII Ltd.
Income Notes	18.02%	1/14/2019	2/20/2031	3,225,000	2,338,141	2,207,384	4.2

MidOcean Credit CLO IX Ltd.
Income Notes	14.27%	11/21/2018	7/20/2031	3,000,000	2,018,444	1,835,160	3.5

Niagara Park CLO, Ltd.
Subordinated Notes	19.64%	11/8/2019	7/17/2032	2,000,000	1,497,762	1,695,375	3.2

OFS Credit Company, Inc.

Schedule of Investments

January 31, 2021

(unaudited)

Company and Investment	Effective Yield (3)	Initial Acquisition Date	Maturity (6)	Principal Amount	Amortized Cost	Fair Value (5)	Percent of Net Assets
Octagon Investment Partners 39, Ltd.
Subordinated Notes	24.08%	2/27/2020	10/20/2030	3,600,000	2,394,101	2,834,143	5.4

Sound Point CLO IV-R, Ltd.
Subordinated Notes	5.74%	11/2/2018	4/18/2031	4,000,000	1,388,262	1,007,234	1.9

THL Credit Wind River 2014-3 CLO Ltd.
Subordinated Notes	9.56%	10/10/2018	10/22/2031	2,778,000	1,889,061	1,336,858	2.6

Venture 33 CLO Limited
Subordinated Notes	8.49%	3/21/2019	7/15/2031	3,150,000	2,285,800	1,425,928	2.7

Vibrant CLO X Ltd.
Subordinated Notes	15.76%	5/23/2019	10/20/2031	5,000,000	3,455,764	3,066,883	5.9

Voya CLO 2017-4, Ltd.
Subordinated Notes	7.50%	10/5/2018	10/15/2030	1,000,000	775,400	604,932	1.2

ZAIS CLO 3, Limited
Income Notes	9.09%	10/10/2018	7/15/2031	1,038,255	678,717	273,803	0.5
Subordinated Notes	9.09%	10/10/2018	7/15/2031	1,761,745	1,151,670	464,597	0.9
				2,800,000	1,830,387	738,400	1.4

Total Structured Finance Notes				$117,949,700	$82,238,242	$71,373,059	136.6%

OFS Credit Company, Inc.

Schedule of Investments

January 31, 2021

(unaudited)

(1)	These investments are generally subject to certain limitations on resale, and may be deemed to be "restricted securities" under the Securities Act of 1933, as amended.
(2)	Structured finance investments, including income notes and subordinated notes, are considered CLO subordinated debt positions. CLO subordinated debt positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. These securities are colloquially referred to as CLO equity.
(3)	The rate disclosed is the estimated effective yield, generally established at purchase and re-evaluated upon receipt of distributions, and based upon projected amounts and timing of future distributions and the projected amount and timing of terminal principal payments at the time of estimation. The estimated effective yield and investment cost may ultimately not be realized. As of January 31, 2021, the Company's weighted-average effective yield on its aggregate CLO structured finance positions, based on current amortized cost, was 13.47%.
(4)	As of January 31, 2021, the effective accretable yield has been estimated to be 0%, as the aggregate amount of projected distributions, including projected distributions related to liquidation of the underlying portfolio upon the security's anticipated optional redemption, is less than current amortized cost. Projected distributions are periodically monitored and re-evaluated. All actual distributions will be recognized as reductions to amortized cost until such time, if and when occurring, a future aggregate amount of then-projected distributions exceeds the security's then-current amortized cost.
(5)	The fair value of all investments was determined using significant, unobservable inputs, and was determined in good faith by the board of directors of the Company.
(6)	Maturity date represents the contractual maturity date of the CLO subordinated debt positions. Projected cash flows, including the projected amount and timing of terminal principal payments which may be projected to occur prior to the contractual maturity date, were utilized in deriving the effective yield of the investments.
(7)	We do not "control" and are not an "affiliate" of any of our portfolio investments, each as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). In general, under the 1940 Act, we would be presumed to "control" a portfolio investment if we owned 25% or more of its voting securities and would be an "affiliate" of a portfolio investment if we owned 5% or more of its voting securities.